UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT

FUNDS INC.

Smith Barney Multiple Discipline Funds

Balanced All Cap Growth & Value Fund

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK- 49.6%
CONSUMER DISCRETIONARY - 7.5%
Leisure Equipment and Products - 0.3%
120	Hasbro, Inc.	$2,352
2,305	Mattel, Inc.	44,832

		47,184

Media - 5.7%
2,900	Cablevision Systems Corp., NY Group Class A Shares (a)	79,431
5,740	Comcast Corp., Special Class A Shares (a)	181,441
18,440	Liberty Media Corp., Class A Shares (a)	192,514
200	Liberty Media International, Inc., Class A Shares (a)	9,056
4,295	News Corp., Class B Shares	75,506
10,110	Time Warner Inc. (a)	181,980
6,890	The Walt Disney Co.	197,261

		917,189

Specialty Retail -1.5%
1,500	Bed Bath & Beyond Inc. (a)	60,435
6,670	Charming Shoppes, Inc. (a)	55,361
2,830	The Home Depot, Inc.	116,766

		232,562

	TOTAL CONSUMER DISCRETIONARY	1,196,935

CONSUMER STAPLES - 3.8%
Beverages - 2.1%
3,550	The Coca-Cola Co.	147,289
3,470	PepsiCo, Inc.	186,339

		333,628

Food and Drug Retailing - 0.1%
720	Safeway Inc. (a)	13,572

Food Products - 0.5%
1,200	Wm. Wrigley Jr. Co.	84,468

Personal Products - 1.1%
3,500	The Gillette Co.	177,520

	TOTAL CONSUMER STAPLES	609,188

ENERGY - 1.8%
Energy Equipment and Services - 0.7%
100	GlobalSantaFe Corp.	3,536
760	Grant Prideco, Inc. (a)	14,896
1,770	Weatherford International Ltd. (a)	96,058

		114,490

Oil and Gas - 1.1%
275	Anadarko Petroleum Corp.	18,208
385	BP PLC, Sponsored ADR	22,954
500	ChevronTexaco Corp.	27,200
1,150	Exxon Mobil Corp.	59,340

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Oil and Gas - 1.1% (continued)
505	Murphy Oil Corp.	$45,086

		172,788

	TOTAL ENERGY	287,278

FINANCIALS - 7.0%
Banks - 0.4%
2,385	The Bank of New York Co., Inc.	70,858

Diversified Financials - 3.4%
1,750	American Express Co.	93,363
3,270	JPMorgan Chase & Co.	122,069
1,175	Lehman Brothers Holdings Inc.	107,148
800	MBNA Corp.	21,264
2,560	Merrill Lynch & Co., Inc.	153,779
370	Morgan Stanley	20,705
350	State Street Corp.	15,683

		534,011

Insurance - 3.2%
470	Ambac Financial Group, Inc.	36,134
3,820	American International Group, Inc.	253,228
1,220	The Chubb Corp.	90,866
1,630	MGIC Investment Corp.	104,157
600	The PMI Group, Inc.	23,862

		508,247

	TOTAL FINANCIALS	1,113,116

HEALTHCARE - 11.2%
Biotechnology - 4.8%
2,860	Amgen Inc. (a)	178,006
2,470	Biogen Idec Inc. (a)	160,451
4,300	Chiron Corp. (a)	141,255
1,795	Genentech, Inc. (a)	85,639
2,360	Genzyme Corp. (a)	137,376
6,720	Millennium Pharmaceuticals, Inc. (a)	61,891

		764,618

Healthcare Providers and Services - 0.9%
1,645	UnitedHealth Group Inc.	146,241

Pharmaceuticals - 5.5%
2,160	Abbott Laboratories	97,243
2,620	Forest Laboratories, Inc. (a)	108,809
1,740	GlaxoSmithKline PLC, Sponsored ADR	77,552
3,505	Johnson & Johnson	226,773
10,400	Pfizer Inc.	251,264
3,030	Wyeth	120,079

		881,720

	TOTAL HEALTHCARE	1,792,579

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS - 4.7%
Aerospace and Defense - 1.0%
1,210	L-3 Communications Holdings, Inc.	$86,406
2,050	Raytheon Co.	76,670

		163,076

Airlines - 0.2%
2,460	Southwest Airlines Co.	35,621

Electrical Equipment - 0.6%
1,500	Emerson Electric Co.	100,860

Industrial Conglomerates - 1.9%
3,390	General Electric Co.	122,481
2,210	Honeywell International Inc.	79,516
2,800	Tyco International Ltd.	101,192

		303,189

Machinery - 1.0%
760	Caterpillar Inc.	67,716
3,150	Pall Corp.	84,829

		152,545

	TOTAL INDUSTRIALS	755,291

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.0%
7,020	Cisco Systems, Inc. (a)	126,641
5,000	Lucent Technologies Inc. (a)	16,300
1,290	Motorola, Inc.	20,305

		163,246

Computers and Peripherals - 1.6%
3,000	Dell Inc. (a)	125,280
1,290	Electronics for Imaging, Inc. (a)	21,930
520	International Business Machines Corp.	48,578
4,050	Maxtor Corp. (a)	19,157
1,570	SanDisk Corp. (a)	38,779

		253,724

Electronic Equipment and Instruments - 0.7%
1,870	Agilent Technologies, Inc. (a)	41,346
14,610	Solectron Corp. (a)	72,612

		113,958

Internet Software and Services - 0.8%
5,360	IAC/InterActiveCorp (a)	129,873

IT Consulting and Services - 0.1%
330	SunGard Data Systems Inc. (a)	8,874

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Semiconductor Equipment and Products - 4.3%
500	Applied Materials, Inc. (a)	$7,950
1,545	Cree, Inc. (a)	37,126
8,490	Intel Corp.	190,601
8,240	Micron Technology, Inc. (a)	85,778
9,840	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	86,100
12,420	Texas Instruments Inc.	288,268

		695,823

Software - 1.7%
2,360	Advent Software, Inc. (a)	45,430
8,660	Microsoft Corp.	227,585

		273,015

	TOTAL INFORMATION TECHNOLOGY	1,638,513

MATERIALS - 2.2%
Chemicals - 0.6%
3,250	Engelhard Corp.	97,662

Metals and Mining - 1.0%
2,880	Alcoa Inc.	84,989
1,030	Allegheny Technologies Inc.	24,720
1,140	Newmont Mining Corp.	47,413

		157,122

Paper and Forest Products - 0.6%
1,535	Weyerhaeuser Co.	95,784

	TOTAL MATERIALS	350,568

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
765	Nippon Telegraph and Telephone Corp., Sponsored ADR	16,080
2,850	SBC Communications Inc.	67,716
1,655	Verizon Communications Inc.	58,901

		142,697

Wireless Telecommunication Services - 0.1%
420	Vodafone Group PLC, Sponsored ADR	10,912

	TOTAL TELECOMMUNICATION SERVICES	153,609

UTILITIES - 0.2%
Multi-Utilities - 0.2%
1,590	The Williams Cos., Inc.	26,728

	TOTAL COMMON STOCK
	(Cost - $7,757,464)	7,923,805

FACE AMOUNT
U.S. GOVERNMENT OBLIGATIONS AND AGENCIES - 23.5%
U.S. Treasury Obligations - 18.7%
	U.S. Treasury Notes:
$450,000	5.875% due 11/15/05	460,494
540,000	6.500% due 10/15/06	569,363
560,000	3.125% due 4/15/09	549,741

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

BALANCED ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. Treasury Obligations - 18.7% (continued)
	U.S. Treasury Notes (continued):
$100,000	3.375% due 9/15/09	$98,777
725,000	5.000% due 2/15/11	771,049
455,000	4.250% due 8/15/14	459,355
75,614	U.S. Treasury Inflationary Index Bonds, 0.875% due 4/15/10	74,551

		2,983,330

U.S. Government Agencies - 4.8%
180,000	Fannie Mae, Benchmark Notes, 5.750% due 2/15/08	190,606
390,000	Fannie Mae, Benchmark Notes, 3.375% due 12/15/08	383,735
165,000	Freddie Mac, Reference Notes, 6.875% due 9/15/10	187,989

		762,330

	TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES
	(Cost - $3,755,730)	3,745,660

REPURCHASE AGREEMENT - 25.3%
4,037,000	Bank of America Corp. dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $4,037,280; (Fully collateralized by U.S. Government Agency Obligations, 0.000% to 7.000% due 2/1/05 to 1/15/14; Market value - $4,117,740) (Cost - $4,037,000)	4,037,000

	TOTAL INVESTMENTS - 98.4%
	(Cost - $15,550,194*)	15,706,465
	Other Assets in Excess of Liabilities - 1.6%	255,893

	TOTAL NET ASSETS - 100.0%	$15,962,358

(a)	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Significant Accounting Policies

The Smith Barney Multiple Discipline Funds — Balanced All Cap Growth and Value Fund (“Fund”), a separate diversified investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$323,497
Gross unrealized depreciation	(167,226)

Net unrealized appreciation	$156,271

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 29, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	March 29, 2005